LVIP Vanguard Bond Allocation Fund
(formerly, LVIP Dimensional/Vanguard Total Bond Fund)
(Standard and Service Class)
Summary Prospectus
May 1, 2021

 Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2021, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Vanguard Bond Allocation Fund (the “Fund”) is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)	0.07%	0.07%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.38%	0.63%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$39	$122	$213	$480
Service Class	$64	$202	$351	$786
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
LVIP Vanguard Bond Allocation Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund (the “Underlying Fund”) and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs® series (“ETFs”), which, in turn, invest in U.S. and foreign fixed income securities (debt obligations). The Vanguard Group, Inc. is not affiliated with the Fund or Lincoln Investment Advisors Corporation (the “Adviser”). Shares of ETFs are listed and traded on a stock exchange or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price.
The Adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in the Underlying Fund and ETFs, the Fund pursues its objective by investing primarily in a broad and diverse range of debt obligations with medium term (5-15 years) and short term (0-5 years) maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, U.S. and non-U.S. corporations, and the U.S. Treasury. The Fund also invests in the Underlying Fund and ETFs that invest in mortgage-backed securities, asset-backed securities, and inflation-indexed bonds. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of such securities (such as to-be-announced contracts). The Underlying Fund and ETFs may hold bonds that mature beyond 15 years. They also may hold futures contracts.
The Fund, through the Underlying Fund and ETFs, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Underlying Fund may use foreign currency contracts to hedge foreign currency risks.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds or ETFs to or from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Fund and ETFs held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. Underlying Fund and ETF selections are made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance the Underlying Fund or ETFs. The Adviser also considers the portfolio characteristics and risk profile of an Underlying Fund or ETF over various periods and market environments to assess suitability of an Underlying Fund or ETF as an investment.
*
Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund will not meet their investment objectives which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
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Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
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U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
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Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
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Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
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Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
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Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
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Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
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Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
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Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
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Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
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Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
LVIP Vanguard Bond Allocation Fund3

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q2 2020	3.48%
Lowest Quarterly Return	Q2 2013	(2.79%)
Average Annual Total Returns for periods ended 12/31/20

	1 year	5 years	Since Inception	Inception Date
LVIP Vanguard Bond Allocation Fund – Standard Class	5.68%	3.58%	2.98%	5/2/2011
LVIP Vanguard Bond Allocation Fund – Service Class	5.42%	3.32%	2.72%	5/2/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.51%	4.44%	3.79%
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIAC”)
Portfolio Manager

LIAC Portfolio Manager	Company Title	Experience with Fund
Maria Ma, CFA	Assistant Vice President	Since May 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, Contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Contract owners should consult their Contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
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Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
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